UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and address of issuer:

     BlackRock Municipal Bond Fund, Inc.
     100 Bellevue Parkway
     Wilmington, DE 19809

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):                                              [X]

3.   Investment Company Act File Number:     811-02688

     Securities Act File Number:             333-57634

4(a). Last day of fiscal year for which this Form is filed: June 30, 2008

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24(f):                                    $700,832,796

     (ii)   Aggregate price of securities redeemed
            or repurchased during the fiscal year:     $485,760,343

     (iii)  Aggregate price of securities redeemed
            or repurchased during any prior fiscal
            year ending no earlier than October
            11, 1995 that were not previously used
            to reduce registration fees payable to
            the Commission:                            $3,839,422,761

     (iv)   Total available redemption credits
            [add Items 5(ii) and 5(iii)]:                        $4,325,183,104

     (v)    Net sales - if Item 5(i)is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                     $0


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     (vi)   Redemption credits available for use
            in future years - if Item 5(i) is less
            than Item 5(iv) subtract Item 5(iv)
            from Item 5(i)]:                           $3,591,609,061

     (vii)  Multiplier for determining
            registration fee (See Instruction C.9)               x 0.00003930

     (viii) Registration fee due [multiply Item
            5(v) by Item 5(vii)] (enter "0" if no
            fee is due):                                         = $0
                                                                 ===============

6.   Prepaid Shares

     If the response to Item 5(i) was
     determined by deducting an amount of
     securities that were registered  under the
     Securities Act of 1933 pursuant to rule
     24e-2 as in effect beforeOctober 11,
     1997, then report the amount of securities
     (number of shares or other units) deducted
     here:                                             0

     If there is a number of shares or other
     units that were registered pursuant to rule
     24e-2 remaining unsold at the end of the
     fiscal year for which this form is filed that
     are available for use by the issuer in
     future fiscal years, then state that number
     here:                                             0

7. Interest due - If this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                   +$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                  = $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                                            N/A
          Method of Delivery:

                                        [ ] Wire Transfer

                                        [ ] Mail or other means


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                                   SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

                                   By*:     /s/ Donald C. Burke
                                            ------------------------------------
                                   Name:    Donald C. Burke
                                   Title:   President & Chief Financial Officer

Date: September 23, 2008

*Please print the name and title of the signing officer below the signature.